SUPPLEMENT DATED APRIL 12, 2017

FIRST INVESTORS TAX EXEMPT FUNDS PROSPECTUS
DATED MAY 1, 2016

As of April 12, 2017, Class B shares of the California Tax Exempt Fund are no longer available for purchase.

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Please retain this Supplement for future reference.

TEP0417